UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7362

Salomon Brothers Municipal Partners Fund Inc. (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Salomon Brothers Asset Management Inc 300 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31 Date of reporting period: December 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

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Letter from the Chairman

Dear Shareholder,

We are pleased to present the annual report of the Salomon Brothers

Municipal Partners Fund for the 12-month period ended December 31, 2004.

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the reporting period. Following a robust 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP rose a solid 4.0% . While fourth quarter GDP figures have not yet been released, continued growth is expected.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% at the end of June 2004-the first rate increase in four years. The Fed again raised rates in 0.25% increments during August, September, November, and December, bringing the target for the federal funds rate to 2.25% . After the end of the fund’s reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50% . Regardless of the economic expansion and higher interest rates, the overall bond market generated positive returns during the fiscal year.

R. Jay Gerken, CFA Chairman and Chief Executive Officer

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

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As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 3, 2005

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Manager Overview

Market/Economic Overview

Despite rising interest rates, surging oil prices, and an expanding economy, the overall municipal bond market generated solid results in 2004, with the Lehman Municipal Bond Indexiv returning 4.48% . As the year began, it was widely expected that the Fed would have to raise interest rates to ward off a potential increase in inflation. This came to pass in late June, as the Fed raised its target for the federal funds rate by 0.25% to 1.25% . This was followed by four subsequent rate hikes, bringing the federal funds rate to 2.25% by the end of the year. After the end of the fund’s reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50% .

As one would expect, the short end of the yield curvev rose in conjunction with the Fed rate hikes. However, intermediate and longer-term bond yields surprisingly did not rise, but were stable or declined slightly. As such, the overall yield curve flattened as the difference between short and long term yields narrowed during the year. This flattening also occurred in the municipal bond market, but to a lesser extent.

New municipal bond issuance from state and local governments was approximately $358 billion in 2004. While this was roughly 6% less than 2003’s record level, it was still the third largest amount of new issuance during a calendar year. New supply was generally met with strong demand, in particular by institutions and property and casualty insurers. As was the case in the Treasury market, the shorter end of the municipal bond curve generated the weakest results, while the longer end of the curve outperformed. From a credit quality perspective, lower quality municipals outperformed their higher quality counterparts.

Performance Review

For the 12 months ended December 31, 2004, the Salomon Brothers Municipal Partners Fund Inc. returned 2.68%, based on its New York Stock Exchange (“NYSE”) market price and 4.82% based on its net asset value (“NAV”)vi per share. In comparison, the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index returned 4.48% and its Lipper General Municipal Debt (leveraged) Closed-end Funds Category Averagevii was 6.63% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During the 12-month period, the fund made distributions to shareholders totaling $0.9080 per share. The performance table on the following page shows the fund’s 30-day SEC yield as well as its 12-month total return based on its NAV and market price as of December 31, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

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     FUND PERFORMANCE
AS OF DECEMBER 31, 2004
(unaudited)

	30-Day	12-Month
Price Per Share	SEC Yield	Total Return

$ 15.33 (NAV)	5.84%	4.82%

$ 13.45 (Market Price)	6.66%	2.68%

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period. These yields are as of December 31, 2004 and are subject to change.

Contributors to Performance

As we began 2004, the fund was defensively positioned in anticipation of the Fed raising interest rates. As such, the fund’s duration was shorter than that of the benchmark and we favored higher quality securities. In addition, we emphasized the 10- year portion of the yield curve.

This strategy produced mixed results. While our exposure to 10- year yields was beneficial as they outperformed shorter maturity bonds, an underweight to longer term securities detracted from relative results. In addition, our high-quality bias was not rewarded by the market, as more speculative issues outperformed. In particular, our lack of tobacco and airline securities hurt relative results. However, given the market environment, we did not believe the risks associated with these securities warranted their purchase.

From a sector perspective, the portfolio’s exposure to state and local general obligation bonds, as well as select healthcare securities, enhanced results, as they generated solid results during the fiscal year.

At the end of the reporting period, the fund’s portfolio continues to be defensively positioned given our expectations for the Fed to raise rates further in 2005.

Looking for Additional Information?

The fund is traded under the symbol “MNP” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XMNPX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

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In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current NAV, market price and other information.

Thank you for your investment in the Salomon Brothers Municipal Partners Fund Inc. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Robert E. Amodeo
Executive Vice President
February 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the fund is subject to risk, including the possible loss of the principal amount that you invest in the fund. Certain investors may be subject to the Federal Alterative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

v	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vi	NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.

vii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 65 funds in the fund’s Lipper category, and excluding sales charges.

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Fund at a Glance (unaudited)

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Schedule of Investments
December 31, 2004

Face	Rating(a)
Amount	(unaudited)	Security	Value

Long-Term Investments — 100.0%
California — 4.9%
		California State GO:
$1,575,000	A	5.125% due 6/1/24	$1,637,275
2,400,000	AAA	FSA-Insured, 6.000% due 2/1/16	2,866,680
1,370,000	AAA	Pleasant Valley, CA School District Ventura County GO, Series A,
		MBIA-Insured, 5.850% due 2/1/17	1,630,670

			6,134,625

Colorado — 0.9%
		Colorado Springs, CO Hospital Revenue:
505,000	A-	6.375% due 12/15/30	546,602
495,000	A-	6.375% due 12/15/30 Pre-Refunded — Escrowed with U.S.
		government securities to 12/15/10 (Call @ 101)	584,877

			1,131,479

District of Columbia — 1.7%
2,000,000	AAA	District of Columbia Revenue, (American University),
		AMBAC-Insured, 5.625% due 10/1/26	2,107,200

Georgia — 1.3%
40,000	AAA	Fulton County, GA Housing Authority Revenue, Single-Family Mortgage,
		Series A, GNMA-Collateralized, 6.600% due 3/1/28 (b)	40,525
1,390,000	AAA	Georgia State, GO, Series C, 5.500% due 7/1/15	1,600,905

			1,641,430

Hawaii — 1.8%
2,000,000	AAA	Hawaii State Airport System Revenue, Series B,
		FGIC-Insured, 6.000% due 7/1/19 (b)	2,225,960

Illinois — 15.9%
		Chicago, IL Board of Education GO, (Chicago School Reform),
		AMBAC-Insured:
390,000	AAA	5.750% due 12/1/27	427,456
3,360,000	AAA	5.750% due 12/1/27 Pre-Refunded — Escrowed with state &
		local government securities to 12/1/07 (Call @ 102)	3,745,963
500,000	AAA	Chicago, IL GO, Series A, FSA-Insured, 5.250% due 1/1/16	554,825
		Chicago, IL Midway Airport Revenue, MBIA-Insured:
2,000,000	AAA	Series A, 5.500% due 1/1/29	2,106,800
2,000,000	AAA	Series B, 5.625% due 1/1/29 (b)	2,093,260
2,000,000	Aaa*	Illinois Development Finance Authority, Revolving Fund Revenue,
		5.250% due 9/1/12	2,240,040
1,000,000	AA+	Illinois Educational Facilities Authority Revenue,
		(Northwestern University), 5.500% due 12/1/13	1,121,510
1,500,000	A+	Illinois Health Facilities Authority Revenue,
		(Lutheran General Health System), Series C, 7.000% due 4/1/14	1,842,990

See Notes to Financial Statements.

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Schedule of Investments
December 31, 2004

Face	Rating(a)
Amount	(unaudited)	Security	Value

Illinois — 15.9% (continued)
		Illinois State, GO, First Series:
$1,500,000	AAA	FSA-Insured, 5.500% due 5/1/16	$1,724,010
1,000,000	AAA	MBIA-Insured, 5.625% due 6/1/25 Pre-Refunded — Escrowed
		with U.S. government securities to 6/1/10 (Call @100)	1,134,370
3,000,000	Aa3*	Illinois State Sales Tax Revenue, Series V, 6.375% due 6/15/20
		Pre-Refunded — Escrowed with U.S. Treasury obligations
		to 6/15/05 (Call @102)	3,118,620

			20,109,844

Indiana — 2.3%
1,000,000	BBB+	Indiana State Development Finance Authority, Environmental
		Revenue, (USX Corp. Project), 5.250% due 12/1/22	1,104,820
1,750,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	1,818,512

			2,923,332

Iowa — 0.9%
1,000,000	A1*	Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16	1,115,150

Kansas — 1.3%
1,430,000	AA	Kansas State Development Finance Authority, Health Facilities
		Revenue, (Sisters of Charity), Series J, 6.250% due 12/1/28	1,604,060

Maryland — 5.6%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1*	Caroll County General Hospital, 6.000% due 7/1/37	1,585,470
1,000,000	A	Surburban Hospital, Series A, 5.500% due 7/1/16	1,098,100
		University of Maryland Medical Systems:
1,000,000	A3*	6.750% due 7/1/30	1,128,880
500,000	A	6.000% due 7/1/32	535,795
2,500,000	Aaa*	Northeast Maryland Waste Disposal Authority, Solid Waste
		Revenue, AMBAC-Insured, 5.500% due 4/1/15 (b)	2,747,325

			7,095,570

Massachusetts — 7.1%
2,500,000	AA-	Massachusetts State Health & Educational Facilities Authority Revenue,
		(Partners Healthcare Systems), Series C, 5.750% due 7/1/32	2,721,900
2,500,000	Aaa*	Massachusetts State Special Obligation Revenue,
		(Federal Highway Grant Anticipation), Series A, FSA-Insured,
		5.000% due 12/15/10	2,754,175
		Massachusetts State Water Pollution Abatement Trust Revenue,
		(MWRA Program), Series A:
2,540,000	AAA	5.750% due 8/1/29	2,815,311
630,000	AAA	5.750% due 8/1/29 Pre-Refunded — Escrowed with state &
		local government securities to 8/1/09 (Call @ 101)	718,956

			9,010,342

See Notes to Financial Statements.

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Schedule of Investments
December 31, 2004

Face	Rating(a)
Amount	(unaudited)	Security	Value

Michigan — 1.2%
$1,500,000	AA-	Michigan State Hospital Finance Authority Revenue,
		(Trinity Health), Series C, 5.375% due 12/1/30	$1,551,195

Minnesota — 2.2%
2,785,000	AA+	Minnesota State Housing Finance Agency, Single-Family Mortgage
		Revenue, Series H, 6.500% due 1/1/26 (b)	2,799,649

Nevada — 2.6%
1,350,000	AAA	Clark County, NV Passenger Facility Revenue, (McCarran International
		Airport), Series A, MBIA-Insured, 5.750% due 7/1/23(b)	1,393,861
		Nevada Housing Division Revenue, Single-Family Program, Series B-2:
1,725,000	Aa2*	6.400% due 10/1/25 (b)	1,749,323
120,000	Aa2*	6.950% due 10/1/26 (b)	120,851

			3,264,035

New Hampshire — 0.1%
135,000	Aa2*	New Hampshire State HFA, Single-Family Residential Revenue,
		Series A, 6.800% due 7/1/15 (b)	135,089

New Jersey — 12.1%
		New Jersey EDA:
5,150,000	AAA	PCR, (Public Service Electric and Gas Co. Project), Series A,
		MBIA-Insured, 6.400% due 5/1/32 (b)	5,304,242
2,500,000	A+	School Facilities Construction Revenue, Series G, 5.000% due 9/1/11 .	2,757,550
4,450,000	AAA	Water Facilities Revenue, (New Jersey American Water Co., Inc.
		Project), Series A, FGIC-Insured, 6.875% due 11/1/34 (b)	4,555,376
1,000,000	A2*	New Jersey Health Care Facilities Financing Authority Revenue,
		(Hackensack University Medical Center), 6.000% due 1/1/25	1,062,500
1,395,000	AAA	New Jersey Transportation Trust Fund Authority Revenue, Transportation
		System, Series A, AMBAC-Insured, 5.000% due 12/15/11	1,543,484

			15,223,152

New Mexico — 3.2%
1,060,000	AAA	New Mexico Financing Authority Revenue, (Public Project Revolving
		Fund), Series C, AMBAC-Insured, 5.250% due 6/1/14	1,196,984
		University of New Mexico, Hospital Mortgage Revenue, FSA-Insured:
1,135,000	AAA	5.000% due 7/1/14	1,236,151
1,500,000	AAA	5.000% due 7/1/15	1,623,750

			4,056,885

New York — 4.3%
		New York City, NY GO:
		Series A:
180,000	A	6.000% due 5/15/30	201,519
820,000	A	6.000% due 5/15/30 Pre-Refunded — Escrowed with U.S.
		government securities to 5/15/10 (Call @ 101)	955,546
500,000	A	Series G, 5.000% due 12/1/33	506,615

See Notes to Financial Statements.

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Schedule of Investments
December 31, 2004

Face	Rating(a)
Amount	(unaudited)	Security	Value

New York — 4.3% (continued)
		New York City, NY Municipal Water Finance Authority, Water
		& Sewer System Revenue, Series B:
$1,175,000	AA+	5.750% due 6/15/29	$1,284,534
1,000,000	AA+	5.125% due 6/15/31	1,027,330
1,250,000	AA+	New York City, NY Transitional Finance Authority Revenue,
		Series A, 5.500% due 11/15/17	1,397,238

			5,372,782

Ohio — 8.4%
1,375,000	Aaa*	Butler County, OH GO, MBIA-Insured, 5.250% due 12/1/15	1,535,572
2,000,000	BBB+	Miami County, OH Hospital Facilities Revenue Refunding &
		Improvement, (Upper Valley Medical Center), 6.250% due 5/15/13	2,097,960
6,700,000	A+	Ohio State Water Development Authority, Solid Waste Disposal
		Revenue, (Cargill Inc.), 6.300% due 9/1/20 (b)	6,955,806

			10,589,338

Pennsylvania — 0.2%
250,000	AAA	Philadelphia, PA School District GO, Series A, FSA-Insured,
		5.500% due 2/1/31	285,718

Puerto Rico — 5.3%
1,125,000	AAA	Puerto Rico Commonwealth Revenue,
		FGIC-Insured 5.500% due 7/1/13	1,299,926
		Puerto Rico Electric Power Authority Revenue:
2,000,000	AAA	Series 00, FGIC-Insured, 5.000% due 7/1/14	2,242,400
2,750,000	AAA	Series LL, MBIA-Insured, 5.500% due 7/1/17	3,214,750

			6,757,076

Tennessee — 6.2%
2,900,000	AA-	Humphreys County, TN IDB, Solid Waste Disposal Revenue,
		(E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24 (b)	2,966,526
3,500,000	AAA	Memphis-Shelby County, TN Airport Authority Revenue,
		Series D, AMBAC-Insured, 6.000% due 3/1/24 (b)	3,858,155
1,025,000	AA	Tennessee Housing Development Agency Revenue, (Homeownership
		Program), Series 2C, 6.350% due 1/1/31 (b)	1,063,519

			7,888,200

Texas — 4.9%
1,165,000	A	Harris County, TX Health Facilities Development Authority, Hospital
		Revenue, (Memorial Hermann Healthcare System), Series A,
		5.250% due 12/1/17	1,244,907
100,000	AAA	North Harris Montgomery Community College District, TX GO,
		FGIC-Insured, 5.375% due 2/15/16	110,663
1,000,000	AAA	North Texas Municipal Water District, Water Systems Revenue,
		MBIA-Insured, 5.000% due 9/1/15	1,101,120

See Notes to Financial Statements.

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Schedule of Investments
December 31, 2004

Face	Rating(a)
Amount	(unaudited)	Security	Value

Texas — 4.9% (continued)
$3,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A,
		AMBAC-Insured, 5.500% due 8/15/39	$3,776,745

			6,233,435

Washington — 5.6%
1,000,000	AAA	Chelan County, WA Public Utility District, (Chelan Hydro System No. 1),
		Construction Revenue, Series A, AMBAC-Insured,
		5.450% due 7/1/37 (b)	1,041,560
4,250,000	AAA	Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28	4,734,585
1,200,000	AAA	Washington State Public Power Supply System Revenue
		(Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17 .	1,291,344

			7,067,489

		Total Investments — 100.0% (Cost — $119,058,217**)	$126,323,035

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (unaudited).
**	Aggregate cost for federal income tax purposes is $119,069,759.

Summary of Investments by Industry and Pre-Refunded (unaudited)*

Healthcare	16.6%
General Obligation	14.1
Transportation	13.4
Water	11.8
General Revenue	10.5
Power	10.4
Pre-Refunded	7.2
Education	6.7
Housing	4.7
Industrial Development	4.6

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of December 31, 2004 and are subject to change. See Notes to Financial Statements.

See Notes to Financial Statements.

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Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	–	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	–	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	–	Bonds rated “A” have a strong capacity to pay interest and repay principal although theyare somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	–	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repayprincipal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	–	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantlyspeculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and“CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	–	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	–	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa”securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	–	Bonds rated “A” possess many favorable investment attributes and are to be considered a upper medium grade obligations. Factors giving security to principal and interest areconsidered adequate but elements may be present which suggest a susceptibility toimpairment some time in the future.

Baa	–	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appearadequate for the present but certain protective elements may be lacking or may becharacteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR	–	Indicates that the bond is not rated by Moody’s or Standard & Poor’s as indicated.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Short-Term Security Ratings (unaudited)

SP-1	–	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	–	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	–	Moody’s highest rating for issues having a demand feature – VRDO.

P-1	–	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG	– Association of Bay Area Governments	INFLOS	– Inverse Floaters
AIG	– American International Guaranty	ISD	– Independent School District
AMBAC	– Ambac Assurance Corporation	ISO	– Independent System Operator
AMT	– Alternative Minimum Tax	LOC	– Letter of Credit
BAN	– Bond Anticipation Notes	MBIA	– Municipal Bond Investors Assurance
BIG	– Bond Investors Guaranty		Corporation
CDA	– Community Development Authority	MERLOT	– Municipal Exempt Receipts Liquidity
CGIC	– Capital Guaranty Insurance Company		Optional Tender
CHFCLI	– California Health Facility	MFH	– Multi-Family Housing
	Construction Loan Insurance	MSTC	– Municipal Securities Trust Certificates
CONNIE	– College Construction Loan	MUD	– Municipal Utilities District
LEE	Insurance Association	MVRICS	– Municipal Variable Rate Inverse
COP	– Certificate of Participation		Coupon Security
CSD	– Central School District	PART	– Partnership Structure
CTFS	– Certificates	PCFA	– Pollution Control Finance Authority
DFA	– Development Finance Authority	PCR	– Pollution Control Revenue
EDA	– Economic Development Authority	PFA	– Public Finance Authority
EFA	– Educational Facilities Authority	PFC	– Public Finance Corporation
ETM	– Escrowed to Maturity	PSFG	– Permanent School Fund Guaranty
FGIC	– Financial Guaranty Insurance Company	Q-SBLF	– Qualified School Bond Loan Fund
FHA	– Federal Housing Administration	Radian	– Radian Asset Assurance
FSA	– Financial Service Assurance	RAN	– Revenue Anticipation Notes
FHLMC	– Federal Home Loan Mortgage	RAW	– Revenue Anticipation Warrants
	Corporation	RDA	– Redevelopment Agency
FLAIRS	– Floating Adjustable Interest Rate	RIBS	– Residual Interest Bonds
	Securities	RITES	– Residual Interest Tax-Exempt Securities
FNMA	– Federal National Mortgage Association	SPA	– Standby Bond Purchase Agreement
FRTC	– Floating Rate Trust Certificates	SWAP	– Swap Structure
FSA	– Federal Savings Association	SYCC	– Structured Yield Curve Certificate
GIC	– Guaranteed Investment Contract	TAN	– Tax Anticipation Notes
GNMA	– Government National Mortgage	TCRS	– Transferable Custodial Receipts
	Association	TECP	– Tax Exempt Commercial Paper
GO	– General Obligation	TFA	– Transitional Finance Authority
HDC	– Housing Development Corporation	TOB	– Tender Option Bond Structure
HEFA	– Health & Educational Facilities	TRAN	– Tax and Revenue Anticipation Notes
	Authority	UFSD	– Unified Free School District
HFA	– Housing Finance Authority	UHSD	– Unified High School District
IBC	– Insured Bond Certificates	USD	– Unified School District
IDA	– Industrial Development Authority	VA	– Veterans Administration
IDB	– Industrial Development Board	VRDD	– Variable Rate Daily Demand
IDR	– Industrial Development Revenue	VRDO	– Variable Rate Demand Obligation
IFA	– Industrial Finance Agency	VRWE	– Variable Rate Wednesday Demand
		XLCA	– XL Capital Assurance

*	Abbreviations may or may not appear in the Schedule of Investments.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at value (Cost — $119,058,217)	$126,323,035
Cash	243,347
Interest receivable	1,903,022

Total Assets	128,469,404

LIABILITIES:
Management fee payable	59,617
Dividends payable to Auction Rate Preferred Stockholders	7,890
Accrued expenses	140,187

Total Liabilities	207,694

Auction Rate Preferred Stock
(800 shares authorized and issued at $50,000 per share) (Note 4)	40,000,000

Total Net Assets	$88,261,710

NET ASSETS:
Par value of Common Stock ($0.001 par value, 100,000,000 shares authorized;
5,757,094 shares outstanding)	$5,757
Capital paid in excess of par value	79,673,514
Undistributed net investment income	1,449,587
Accumulated net realized loss from investment transactions	(131,966)
Net unrealized appreciation of investments	7,264,818

Total Net Assets	$88,261,710

Net Asset Value, per share ($88,261,710 ÷ 5,757,094 shares outstanding)	$15.33

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Statement of Operations
For the Year Ended December 31, 2004

Interest	$6,488,474

EXPENSES:
Management fee (Note 2)	704,546
Auction agent fees	108,841
Audit and tax fees	73,659
Directors’ fees	69,532
Legal	62,426
Shareholder communications	53,833
Custody	23,158
Stock exchange listing fees	21,244
Transfer agency services	18,329
Insurance	5,067
Other	18,150

Total Expenses	1,158,785

Net Investment Income	5,329,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
Net Realized Gain from Investment Transactions	588,014
Net Change in Unrealized Appreciation/Depreciation of Investments	(1,268,841)

Net Loss on Investments	(680,827)

Distributions Paid to Auction Rate Preferred Stockholders From:
Net Investment Income	(486,021)
Net Realized Gains	(37,329)

Total Distributions Paid to Auction Rate Preferred Stockholders	(523,350)

Increase in Net Assets From Operations	$4,125,512

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Statements of Changes in Net Assets
For the Years Ended December 31,

	2004	2003

OPERATIONS:
Net investment income	$5,329,689	$5,463,074
Net realized gain	588,014	161,658
Net change in unrealized appreciation/depreciation	(1,268,841)	598,838
Distributions paid to Auction Rate Preferred Stockholders from:
Net investment income	(486,021)	(405,855)
Net realized gains	(37,329)	—

Increase in Net Assets From Operations	4,125,512	5,817,715

DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
Net investment income	(4,837,305)	(4,835,959)
Net realized gains	(390,136)	—

Decrease in Net Assets From Distributions paid to
Common Stock Shareholders	(5,227,441)	(4,835,959)

Increase (Decrease) in Net Assets	(1,101,929)	981,756

NET ASSETS:
Beginning of year	89,363,639	88,381,883

End of year*	$88,261,710	$89,363,639

* Includes undistributed net investment income of:	$1,449,587	$1,443,224

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Financial Highlights

Data for a share of common stock outstanding throughout each year ended December 31:

	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$15.52	$15.35	$14.38	$14.25	$13.12

Income (Loss) From Operations:
Net investment income	0.93	0.95	1.00	1.03	1.06
Net realized and unrealized gain (loss)	(0.12)	0.13	0.86	0.04	1.14
Distributions Paid to Auction Rate
Preferred Stockholders from:
Net investment income	(0.08)	(0.07)	(0.10)	(0.21)	(0.29)
Net realized gains	(0.01)	—	—	—	—

Total Income (Loss) From Operations	0.72	1.01	1.76	0.86	1.91

Distributions Paid to Common Stock
Shareholders From:
Net investment income	(0.84)	(0.84)	(0.79)	(0.73)	(0.78)
Net realized gains	(0.07)	—	—	—	—

Total Distributions Paid to Common
Stock Shareholders	(0.91)	(0.84)	(0.79)	(0.73)	(0.78)

Net Asset Value, End of Year	$15.33	$15.52	$15.35	$14.38	$14.25

Market Value, End of Year	$13.45	$14.00	$13.40	$12.59	$12.0625

Total Return, Based on Market Price(1)	2.68%	11.07%	12.93%	10.52%	17.90%
Ratios to Average Net Assets
of Common Stock Shareholders(2):
Operating expenses	1.32%	1.32%	1.34%	1.33%	1.36%
Net investment income	6.05%	6.17%	6.70%	7.10%	7.84%
Net Assets of Common Stock
Shareholders, End of Year (000s)	$88,262	$89,364	$88,382	$82,778	$82,067
Portfolio Turnover Rate	38%	57%	71%	34%	31%
Auction Rate Preferred Stock:
Total Amount Outstanding (000s)	$40,000	$40,000	$40,000	$40,000	$40,000
Asset Coverage Per Share	160,328	161,705	160,478	153,473	152,584
Involuntary Liquidating Preference
Per Share	50,000	50,000	50,000	50,000	50,000
Average Market Value Per Share	50,000	50,000	50,000	50,000	50,000

(1)	For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.

(2)	Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Notes to Financial Statements

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund Inc. (“Fund”), was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Actual amounts could differ from those estimates.

(a) SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade-date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

(c) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and paid on a weekly basis and are determined as described in Note 4. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Notes to Financial Statements (continued)

(e) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. There were no reclassifications made during the current year.

Note 2. Management and Advisory Fees and Other Transactions with Affiliates

SBAM acts as the investment adviser and administrator of the Fund. SBAM provides all management, advisory and administration services for the Fund. As compensation for its services, the Fund pays SBAM an investment management fee at an annual rate of 0.55% of the Fund’s average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund’s average weekly net assets. This fee is calculated daily and paid monthly.

SBAM has delegated certain administrative services to Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Note 3. Investments

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$47,758,186

Sales	$47,859,116

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 7,359,433
Gross unrealized depreciation	(106,157)

Net unrealized appreciation	$ 7,253,276

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Notes to Financial Statements (continued)

Note 4. Auction Rate Preferred Stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Preferred Stock (“Preferred Stock”) at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the year ended December 31, 2004 ranged from 0.860% to 2.375% . The weighted average dividend rate for the year ended December 31, 2004 was 1.305% .

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock Shareholders are entitled to one vote per share and generally vote with the common stock shareholders but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Stock.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common shareholders.

Note 5. Concentration of Credit Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Notes to Financial Statements (continued)

Note 6. Events Subsequent to December 31, 2004

Common Stock Dividends. On October 22, 2004, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.070 per share, payable on January 28 and February 25, 2005 to shareholders of record on January 19 and February 15, 2005, respectively. In addition, on February 4, 2005, the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.070 per share, payable on March 18, April 29 and May 27, 2005 to shareholders of record on March 8, April 12 and May 17, 2005, respectively.

Preferred Stock Dividends. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund’s ability to designate any subsequent dividend period as a Special Rate Period.

Auction	Commencement of	Rate Effective	Preferred
Date	Rate Period	Through	Rate

12/27/04	12/28/04	1/3/05	1.800%
1/3/05	1/4/05	1/10/05	1.850
1/10/05	1/11/05	1/17/05	1.852
1/14/05	1/18/05	1/24/05	2.000
1/24/05	1/25/05	1/31/05	1.819

Note 7. Income Tax Information & Distributions to Shareholders

The tax character of distributions paid during the years ended December 31, were as follows:

	2004	2003

Distributions from:
Tax exempt	$5,322,559	$5,241,814
Ordinary income	767	—
Net long-term capital gains	427,465	—

Total Distribution Paid	$5,750,791	$5,241,814

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax exempt	$1,457,477
Other book/tax temporary differences	(128,314	)*
Unrealized appreciation	7,253,276	**

Total accumulated earnings	$8,582,439

*	Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and the difference between cash and accrual basis dividends paid.

**	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Notes to Financial Statements (continued)

Note 8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. The Fund did not implement the contractual arrangement described above and will not receive any payments.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Salomon Brothers Municipal Partners Fund Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Municipal Partners Fund Inc. (the “Fund”) at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Additional Information (unaudited)
Information about Directors and Officers

The business and affairs of Salomon Brothers Municipal Partners Fund Inc. (“Fund”) are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

Number of
Portfolios Advised
by SBAM(2),
		Term of	Principal	and Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Birth Year	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Non-Interested Directors:
Carol L. Colman	Director and	Since	President,	37	None
Colman Consulting Co.	Member of	2002	Colman Consulting Co.
278 Hawley Road	the Nominating
North Salem,	and Audit
NY 10560	Committees,
Birth Year: 1946	Class I

Daniel P. Cronin	Director and	Since	Formerly, Associate	34	None
24 Woodlawn Avenue	Member of the	2002	General Counsel,
New Rochelle, NY 10804	Nominating		Pfizer Inc.
Birth Year: 1946	and Audit
Committees,
Class II

Leslie H. Gelb	Director and	Since	President, Emeritus and	34	Director of two
150 East 69th Street	Member of the	2001	Senior Board Fellow,		registered
New York, NY 10021	Nominating		The Council on Foreign		investment
Birth Year: 1937	and Audit		Relations; formerly,		companies
	Committees,		Columnist, Deputy		advised by
	Class I		Editorial Page Editor		Advantage
			and Editor, Op-Ed Page,		Advisers, Inc.
			The New York Times		(“Advantage”)

William R. Hutchinson	Director and	Since	President, W.R.	44	Associated
535 N. Michigan Avenue	Member of	2003	Hutchinson & Associates		Banc-Corp.
Suite 1012	Nominating		Inc.; Formerly Group
Chicago, IL 60611	and Audit		Vice President, Mergers
Birth Year: 1942	Committees,		and Acquisitions, BP
	Class III		Amoco P.L.C.

Riordan Roett	Director and	Since	Professor and Director,	34	None
The Johns Hopkins	Member of the	1997	Latin America Studies
University	Nominating		Program, Paul H. Nitze
1740 Massachusetts Avenue	and Audit		School of Advanced
NW Washington, DC 20036	Committees,		International Studies,
Birth Year: 1938	Class I		The Johns Hopkins
University

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios Advised
by SBAM(2),
		Term of	Principal	and Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Birth Year	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Jeswald W. Salacuse	Director and	Since	Henry J. Braker	34	Director of two
Tufts University	Member of the	2000	Professor of Commercial		registered
The Fletcher School of	Nominating		Law and formerly Dean,		investment
Law & Diplomacy	and Audit		The Fletcher School of		companies
160 Packard Avenue	Committees,		Law & Diplomacy, Tufts		advised by
Medford, MA 02155	Class III		University		Advantage
Birth Year: 1938

Interested Directors:
R. Jay Gerken, CFA(3)	Director, Class II,	Since	Managing Director of	219	None
Citigroup Asset	Chairman	2002	Citigroup Global Markets
Management (“CAM”)	and Chief		Inc. (“CGM”); Chairman,
399 Park Avenue, 4th Floor	Executive Officer		President, Chief
New York, NY 10022			Executive Officer and
Birth Year: 1951			Director of Smith Barney
Fund Management LLC
(“SBFM”), Travelers
Investment Adviser, Inc.
(“TIA”) and Citi Fund
Management Inc.
(“CFM”); President and
Chief Executive Officer
of certain mutual funds
associated with Citigroup
Inc. (“Citigroup”):
Formerly Portfolio
Manager of Smith Barney
Allocation Series Inc.
(from 1996 to 2001) and
Smith Barney Growth
and Income Fund (from
1996 to 2000)

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios Advised
by SBAM(2),
		Term of	Principal	and Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Birth Year	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Officers:
Peter J. Wilby, CFA	President	Since	Managing Director of	N/A	N/A
CAM		2002	CGM and SBAM
399 Park Avenue, 4th Floor
New York, NY 10022	Executive Vice	1994-
Birth Year: 1958	President	2002

Andrew B. Shoup	Senior Vice	Since	Director of CAM; Senior	N/A	N/A
CAM	President and	2003	Vice President and Chief
125 Broad Street, 11th Floor	Chief Administrative		Administrative Officer of
New York, NY 10004	Officer		mutual funds associated
Birth Year: 1956			with Citigroup; Treasurer
of certain mutual funds
associated with Citigroup;
Head of International Funds
Administration of CAM
(from 2001 to 2003);
Director of Global Funds
Administration of CAM
(from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000)

Frances M. Guggino	Chief	Since	Vice President of CGM;	N/A	N/A
CAM	Financial	2004	Chief Financial Officer
125 Broad Street, 10th Floor	Officer and		and Treasurer of certain
New York, NY 10004	Treasurer		mutual funds associated
Birth Year: 1957			with Citigroup;
	Controller	1999-	Controller of certain
		2004	mutual funds associated
with Citigroup (from
1999 to 2004)

Robert E. Amodeo	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1999	of SBAM and CGM
399 Park Avenue, 4th Floor			since December 2001;
New York, NY 10022			Director of SBAM
Birth Year: 1964			and CGM since
December 1998;
Vice President of
SBAM and CGM
from January 1996
to December 1998

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios Advised
by SBAM(2),
		Term of	Principal	and Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Birth Year	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Andrew Beagley	Chief	Since	Director of CGM (since N/A		N/A
CAM	Compliance	2004	2000); Director of
399 Park Avenue 4th Floor	Officer		Compliance, North
New York, NY 10022			America, CAM (since
Birth Year: 1962			2000); Chief Anti-Money
Laundering Compliance
Officer, Chief Compliance
Officer and Vice President
of certain mutual funds
associated with Citigroup;
Director of Compliance,
Europe, the Middle East
and Africa, CAM (from
1999 to 2000); Compliance
Officer, Salomon Brothers
Asset Management
Limited, Smith Barney
Global Capital
Management Inc., Salomon
Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999)

Wendy S. Setnicka	Controller	Since	Vice President of CAM;	N/A	N/A
CAM		2004	Controller of certain
125 Broad Street, 10th Floor			mutual funds associated
New York, NY 10004			with Citigroup; Assistant
Birth Year: 1964			Controller of CAM (from
2002 to 2004); Accounting
Manager of CAM (from
1998 to 2002)

Robert I. Frenkel	Secretary and	Since	Managing Director and	N/A	N/A
CAM	Chief Legal	2003	General Counsel of Global
300 First Stamford Place	Officer		Mutual Funds for CAM
4th Floor			and its predecessor (since
Stamford, CT 06902			1994); Secretary of CFM
Birth Year: 1954			(from 2001 to 2004);
Secretary and Chief Legal
Officer of mutual funds
associated with Citigroup

(1)	The Fund’s Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2006, year 2005 and year 2007, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year at the first meeting of the Fund’s Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

(2)	Number of portfolios advised by SBAM or affiliates of SBAM.

(3)	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Annual Chief Executive Officer and Chief Financial Officer Certification (unaudited)

The Fund’s CEO has submitted to the NYSE the required annual certification and, the Fund also has included the certifications of the Fund’s CEO and CFO required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC, for the period of this report.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended December 31, 2004 to common shareholders qualify as tax-exempt interest dividends for federal income tax purposes. Additionally, the Fund paid a long-term capital gain distribution of $0.068 per share to common shareholders of record on December 7, 2004.

Additionally, all of the net investment income distributions paid by the Fund to the Auction Rate Preferred Stockholders, with the exception of those listed below, qualify as tax-exempt interest dividends for federal income tax purposes.

			Per share
Auction Rate Preferred Stockholders:		Record Date	Amount

	Long-term capital gains	12/6/2004	$17.26
	Long-term capital gains	12/13/2004	$22.77
`	Long-term capital gains	12/20/2004	$6.63

Please retain this information for your records.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment Plan (“Plan”), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. (“Plan Agent”) in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in “street name”) will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund’s Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Dividend Reinvestment Plan (unaudited) (continued)

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant’s shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days’ written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Additional Shareholder Information (unaudited)

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Directors	Salomon Brothers Municipal Partners Fund Inc.

C A R O L L. C O L M A N	125 Broad Street
10th Floor, MF-2
D A N I E L P. C R O N I N	New York, New York 10004
Telephone 1-888-777-0102
L E S L I E H. G E L B

R. JAY G E R K E N , CFA	I N V E S T M E N T M A N A G E R
Salomon Brothers Asset Management Inc
W I L L I A M R. H U T C H I N S O N	399 Park Avenue
New York, New York 10022
R I O R D A N R O E T T
A U C T I O N AG E N T
JE S WA L D W. S A L A C U S E	Deutsche Bank
60 Wall Street
New York, New York 10005
Officers
C U S T O D I A N
R. JAY G E R K E N , CFA	State Street Bank and Trust Company
Chairman and	225 Franklin Street
Chief Executive Officer	Boston, Massachusetts 02110

P E T E R J. W I L B Y, CFA	T R A N S F E R AG E N T
President	EquiServe Trust Company, N.A.
P.O. Box 43010
A N D R E W B. S H O U P	Providence, Rhode Island 02940-3010
Senior Vice President and
Chief Administrative Officer	L E G A L C O U N S E L
Simpson Thacher & Bartlett LLP
F R A N C E S M. G U G G I N O	425 Lexington Avenue
Chief Financial Officer and	New York, New York 10017-3954
Treasurer
I N D E P E N D E N T R E G I S T E R E D P U B L I C AC C O U N T I N G F I R M
R O B E R T E. A M O D E O	PricewaterhouseCoopers LLP
Executive Vice President	300 Madison Avenue
New York, New York 10017
A N D R E W B E A G L E Y
Chief Compliance Officer	N E W Y O R K S T O C K E X C H A N G E S Y M B O L
MNP
W E N D Y S. S E T N I C K A
Controller

R O B E R T I. F R E N K E L
Secretary and
Chief Legal Officer

(This page intentionally left blank.)

Salomon Brothers
Municipal Partners
Fund Inc.

Annual Report
D E C E M B E R   3 1,   2 0 0 4

EquiServe Trust Company, N A.
P.O. Box 43010
Providence, .Rhode Island 02940-3010

MNPANN 12/04
05-7830

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item
3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr.
Hutchinson as the Audit Committee’s financial expert. Mr. Hutchinson is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees for Salomon Brothers Municipal Partners Fund Inc. were $40,000 and $40,000 for the years ended
12/31/04 and 12/31/03, respectively.

(b)	Audit-Related Fees for Salomon Brothers Municipal Partners Fund Inc. were $32,000 and $32,000 for the years ended 12/31/04 and 12/31/03. These amounts represent procedures performed and prepared for agreed upon procedures letter related to maintenance testing in connection with the Auction Rate Preferred Stock.

In addition, there were no Audit-Related Fees billed in the years ended 12/31/04 and 12/31/03 for assurance and related services by the Accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Municipal Partners Fund Inc. (““service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2004
(prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

(c)	Tax Fees for Salomon Brothers Municipal Partners Fund Inc. were $3,000 and $3,000 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance and tax advice, which includes
(the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Municipal Partners Fund Inc.

There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2004 that required pre-approval by the Audit Committee.

(d)	There were no All Other Fees for Salomon Brothers Municipal Partners Fund Inc. for the years ended
12/31/04 and 12/31/03.

All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to
Salomon Brothers Asset Management (“SBAM”), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Municipal Partners Fund Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2004, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management (“CAM”)
entities, a profitability review of the Adviser, and phase 1 of an analysis of Citigroup’s current and future real estate occupancy requirements in the tri-state area and security risk issues in the New York metro region, were $1.34 million;
all of which were pre-approved by the Audit Committee.

(e)	(1) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of
Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company
(the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or
one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the
Fund’s independent registered public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee
Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund
(“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the
Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Salomon Brothers Municipal Partners Fund Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03;
Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03. There were no Other Fees paid by the
Salomon Brothers Municipal Partners Fund Inc.

(f) N/A

(g)	Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Municipal Partners Fund Inc.
and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Municipal Partners Fund Inc. were $2.74 million and $6.4 million for the years ended
12/31/04 and 12/31/03.

(h)	Yes. The Salomon Brothers Municipal Partners Fund Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-
approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Municipal Partners Fund Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management
(“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes.
However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-
case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the
Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the
Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the
Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-
CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting
Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy
Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Municipal Partners Fund Inc.

Date:	March 9, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Municipal Partners Fund Inc.

Date:	March 9, 2005

By:	/s/ Frances M Guggino
(Frances M Guggino)
Chief Financial Officer of
Salomon Brothers Municipal Partners Fund Inc.

Date:	March 9, 2005